Allowances for Credit Losses	12 Months Ended
Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowances for Credit Losses
11. Allowances for Credit Losses
11.1 Changes in allowances for credit losses of loans measured at amortized cost for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	474,475	￦	242,819	￦	288,912	￦	448,084	￦	477,993	￦	960,964	￦	175,168	￦	322,649	￦	294,327
Transfer between stages:
Transfer to 12-month expected credit losses		130,189		(123,154)		(7,035)		127,679		(120,619)		(7,060)		57,128		(50,836)		(6,292)
Transfer to lifetime expected credit losses		(103,028)		122,874		(19,846)		(93,169)		125,031		(31,862)		(23,042)		24,324		(1,282)
Impairment		(6,042)		(52,151)		58,193		(13,524)		(48,220)		61,744		(2,129)		(19,219)		21,348
Write-offs		—		(1)		(448,362)		—		(3)		(617,332)		—		—		(450,389)
Sales		(810)		(163)		(5,689)		(103)		(145)		(70,603)		—		—		—
Provision (reversal) for credit losses 1,2		108,585		95,239		595,784		49,883		126,786		690,534		(43,497)		77,418		480,849
Others (exchange differences, etc.)		(1,332)		(647)		(11,444)		3,702		1,113		(85,097)		(443)		(21)		(18,219)

Ending	￦	602,037	￦	284,816	￦	450,513	￦	522,552	￦	561,936	￦	901,288	￦	163,185	￦	354,315	￦	320,342

	2023
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	602,037	￦	284,816	￦	450,513	￦	522,552	￦	561,936	￦	901,288	￦	163,185	￦	354,315	￦	320,342
Transfer between stages:
Transfer to 12-month expected credit losses		153,560		(141,775)		(11,785)		123,441		(119,940)		(3,501)		78,420		(75,980)		(2,440)
Transfer to lifetime expected credit losses		(118,734)		145,827		(27,093)		(121,027)		155,094		(34,067)		(20,898)		24,754		(3,856)
Impairment		(9,672)		(72,265)		81,937		(8,864)		(95,732)		104,596		(2,592)		(25,843)		28,435
Write-offs		—		14		(657,670)		—		9		(436,246)		—		—		(664,027)
Sales		(1,126)		(631)		(13,346)		—		(315)		(31,716)		—		—		—
Provision (reversal) for credit losses 1,2		(45,014)		67,219		679,687		429,706		435,633		779,310		(11,611)		50,867		766,581
Others (exchange differences, etc.)		3,599		177		(1,194)		(6,168)		(970)		2,880		21		39		(43,887)

Ending	￦	584,650		283,382		501,049		939,640		935,715		1,282,544		206,525		328,152		401,148

1
Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).

2	Includes ￦ 415,998 million and ￦ 289,139 million of collections from written-off loans for the years ended December 31, 2022 and 2023, respectively.
The amount of financial assets that the Group wrote off during the current year but is continuing recovery activities is ￦ 1,757,920 million. Also, the Group manages the written-off
loans that their legal extinctive prescriptions have not been completed, and that have not been collected. The balances of those loans are ￦ 9,830,171 million and ￦ 10,301,118 million as of December 31, 2022 and 2023, respectively.

11.2 Changes in gross carrying amount of loans for the years ended December 31, 2022 and 2023, are as follows:

	2022
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	381,796,028	￦	32,788,361	￦	3,485,825
Transfer between stages:
Transfer to 12-month expected credit losses		34,470,129		(34,307,805)		(162,324)
Transfer to lifetime expected credit losses (non-impaired)		(38,501,544)		38,923,474		(421,930)
Transfer to lifetime expected credit losses (impaired)		(1,124,233)		(1,479,780)		2,604,013
Write-offs		—		(4)		(1,516,083)
Sales		(3,182,474)		(15,961)		(270,541)
Net increase (decrease) (execution, repayment, and others)		25,631,228		(1,345,114)		(171,350)

Ending	￦	399,089,134	￦	34,563,171	￦	3,547,610

	2023
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	399,089,134	￦	34,563,171	￦	3,547,610
Transfer between stages:
Transfer to 12-month expected credit losses		35,319,563		(34,990,464)		(329,099)
Transfer to lifetime expected credit losses (non-impaired)		(42,180,074)		42,841,909		(661,835)
Transfer to lifetime expected credit losses (impaired)		(1,808,878)		(2,785,016)		4,593,894
Write-offs		—		23		(1,757,943)
Sales		(3,256,122)		(38,205)		(429,916)
Net increase (decrease) (execution, repayment, and others)		21,119,779		(2,514,831)		(54,608)

Ending	￦	408,283,402	￦	37,076,587	￦	4,908,103